INCOME TAXES - Summary of Activity Related to Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 238.7	$ 179.4
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Balance at beginning of year	207.2	214.2	273.1
Additions based on tax positions related to current year	37.1	21.5	46.3
Additions based on tax positions related to prior years	46.9	46.5	26.7
Reductions based on tax positions related to prior years	(13.2)	(69.6)	(96.6)
Settlements	7.7	(1.0)	(22.4)
Statute of limitations expirations	(16.2)	(4.4)	(12.9)
Balance at end of year	269.5	207.2	214.2
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	4.1	7.6	(14.5)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	37.6	33.5
Other Tax Expense (Benefit)		$ (49.0)	$ (73.4)